Average Annual Total Returns - SA Invesco Main Street Large Cap Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.38%	12.45%	12.10%	13.21%	12.29%	11.93%	13.14%	12.17%	11.82%	20.96%	15.60%	14.01%